Note 11 - Other Borrowings (Details) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2006	Dec. 31, 2015	Dec. 31, 2013
Note 11 - Other Borrowings (Details) [Line Items]
Annual Paydown of Principal Required		20.00%
Federal Home Loan Bank, Advances, General Debt Obligations, Amount of Available, Unused Funds		$ 80,000,000
Stock Issued During Period, Value, New Issues	$ 248,000		$ 74,000
Notes Payable	$ 8,248,000
London Interbank Offered Rate (LIBOR) [Member]
Note 11 - Other Borrowings (Details) [Line Items]
Debt Instrument, Basis Spread on Variable Rate	1.67%
Mandatorily Redeemable Securities [Member] | Special Purpose Entity [Member]
Note 11 - Other Borrowings (Details) [Line Items]
Securities Sold under Agreements to Repurchase	$ 8,000,000